Intangible Assets, Net And Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net And Goodwill [Abstract]
Intangible Assets, Net And Goodwill
9.      Intangible Assets, Net and Goodwill:

A summary of these assets at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Intangibles:
Customer and other relationships, net of accumulated
amortization of $41,958 and $39,051	$426,603	$23,338
Trademarks and tradename, net of accumulated amortization of
$1,527 and $791	278,024	1,210
Cattle supply contracts	143,500	–
Licenses, net of accumulated amortization of $2,917 and $2,328	9,081	9,670
Other, net of accumulated amortization of $5,095 and $2,650	1,262	267
Goodwill	18,119	8,151
	$876,589	$42,636

Amortization expense on intangible assets was $7,103,000, $8,401,000 and  $7,657,000 for the years ended December 31, 2011, 2010 and 2009, respectively.  The estimated aggregate future amortization expense for the intangible assets for each of the next five years is as follows:  2012 - $52,347,000; 2013 - $52,196,000 ; 2014 - $52,156,000; 2015 - $49,363,000; and 2016 - $48,438,000.

At December 31, 2011, goodwill in the above table related to National Beef ($8,915,000), Conwed Plastics ($8,151,000) and the winery operations ($1,053,000).  At December 31, 2010, all of the goodwill related to Conwed Plastics.  All of the goodwill is deductible for income tax purposes.